Important Notice Regarding Changes In Investment Policy

PACIFIC CAPITAL FUNDS
Supplement dated November 28, 2007
To Prospectuses dated November 28, 2007

The Board of Trustees of Pacific Capital Funds has approved revisions to the investment strategies and limitations of various series of the Trust (the “Funds”) that will become effective on January 31, 2008. The new strategies and limitations are reflected in the Funds’ prospectuses dated November 28, 2007 (the “Prospectuses”). The current strategies and limitations, which are set forth below, will continue in effect until January 31, 2008.

Mid-Cap Fund

The first sentence in the “Mid-Cap Fund — Principal Investment Strategies” section on page 18 of the Class A/B/C Prospectus and page 15 of the Class Y Prospectus currently is as follows:

The Mid-Cap Fund invests at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of common stocks of U.S. companies within the market capitalization range of the S&P MidCap 400 Index (approximately $0.3 billion to $12.0 billion as of September 30, 2007) and in securities that are convertible into such common stocks.

Effective January 31, 2008, the 80% restriction will apply to total assets and will be based on U.S. traded common stocks, which may include stocks of foreign companies listed on U.S. exchanges.

Growth Stock Fund

The first paragraph in the “Growth Stock Fund — Principal Investment Strategies” section on page 23 of the Class A/B/C Prospectus and page 19 of the Class Y Prospectus currently is as follows:

The Growth Stock Fund invests at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of common stocks of U.S. and foreign companies with market capitalizations (total market price of outstanding equity securities) greater than $1 billion and securities that are convertible into such common stocks. (The Fund will provide its shareholders with at least 60 days’ prior notice of any change in this non-fundamental investment policy.) It may invest in securities issued by large, well-established companies as well as smaller companies, subject to a minimum market capitalization of $50 million at the time of purchase. The Fund focuses on companies whose earnings are growing substantially faster than the average for the U.S. market.

Effective January 31, 2008, the 80% restriction will apply to total assets and will be based on U.S. traded common stocks, which may include stocks of foreign companies listed on U.S. exchanges. In addition, the minimum market capitalization will be increased from $50 million to $500 million, and the investment focus will shift from companies whose earnings are growing substantially faster than the average of the U.S. market to companies whose earnings are growing substantially faster than the average of other companies in their industries.

Growth and Income Fund

The first two sentences in the “Growth and Income Fund — Principal Investment Strategies” section on page 28 of the Class A/B/C Prospectus and page 23 of the Class Y Prospectus currently are as follows:

The Growth and Income Fund invests at least 65% of its total assets in a diversified portfolio of high quality, dividend paying common stocks of U.S. companies with market capitalizations (total market price of outstanding equity securities) greater than $1 billion, and securities that are convertible into such common stocks. The Fund seeks to produce a gross yield that approximates the average gross yield for companies in the S&P 500 Index.

Effective January 31, 2008, the 65% restriction will increase to 80% and will be based on U.S. traded common stocks, which may include stocks of foreign companies listed on U.S. exchanges. In addition, the Fund will seek to produce a net yield, rather than a gross yield, that approximates the average for companies in the Index.

Value Fund

The first paragraph in the “Value Fund — Principal Investment Strategies” section on page 33 of the Class A/B/C Prospectus and page 27 of the Class Y Prospectus is currently as follows:

The Value Fund invests at least 65% of its total assets in a diversified portfolio of U.S. traded common stocks with market capitalizations (total market price of outstanding equity securities) greater than $1 billion and securities that are convertible into such common stocks (such as warrants, convertible preferred stock, fixed rate preferred stock, convertible fixed income securities, options and rights). It does not otherwise limit its investments to any particular size or type of company, but focuses on middle to large capitalization companies whose cash flow to price ratio exceeds that of their industry average and whose stock price the Adviser believes is undervalued.

Effective January 31, 2008, the 65% restriction will increase to 80% and will be based on U.S. traded common stocks, which may include stocks of foreign companies listed on U.S. exchanges. In addition, the investment focus will no longer be limited to companies whose cash flow to price ratio exceeds their industry average but will be broadened to include companies that the Fund’s Sub Adviser believes to be undervalued.

High Grade Core Fixed Income Fund

The “High Grade Core Fixed Income Fund — Principal Investment Strategies” section on page 38 of the Class A/B/C Prospectus and page 31 of the Class Y Prospectus currently indicate that the Fund may not invest in corporate debt securities rated below investment grade. Effective January 31, 2008, the Fund will be permitted to invest up to 10% of its net assets (measured at the time of purchase) in non-investment grade (“high yield/high risk”) securities.

High Grade Short Intermediate Fixed Income Fund

The “High Grade Short Intermediate Fixed Income Fund — Principal Investment Strategies” section on page 48 of the Class A/B/C Prospectus and page 39 of the Class Y Prospectus currently indicate that the Fund may not invest in corporate debt securities rated below investment grade. Effective January 31, 2008, the Fund will be permitted to invest up to 10% of its net assets (measured at the time of purchase) in non-investment grade (“high yield/high risk”) securities.

U.S. Government Short Fixed Income Fund

The “U.S. Government Short Fixed Income Fund — Principal Investment Strategies” section on page 58 of the Class A/B/C Prospectus and page 47 of the Class Y Prospectus currently indicate that the Fund will invest 100% of its total investable assets directly in short-term debt securities issued or guaranteed by the U.S. Government and its agencies. Effective January 31, 2008, the Fund will also be permitted to invest in such securities indirectly, through investments in other investment companies or trusts that invest all of their assets in such securities (subject to the limitations of the Investment Company Act of 1940 on investments by the Fund in other such entities).

PCP-SPABY 11/07

Important Notice Regarding Changes In Investment Policy
PACIFIC CAPITAL FUNDS
Supplement dated November 28, 2007
to Statement of Additional Information dated November 28, 2007
     The Board of Trustees of Pacific Capital Funds has approved revisions to the investment strategies and limitations of various series of the Trust (the “Funds”) that will become effective on January 31, 2008. The new strategies and limitations are reflected in the Funds’ Statement of Additional Information dated November 28, 2007 (the “SAI”). The current strategies and limitations, which are set forth below, will continue in effect until January 31, 2008.
High Grade Core Fixed Income Fund
     The third paragraph in the “ADDITIONAL INFORMATION ON FUND INVESTMENTS AND RISKS — Debt Securities” section beginning on page 10 of the SAI currently indicates that only the New Asia Growth Fund may invest in corporate debt securities rated below investment grade. Effective January 31, 2008, the High Grade Core Fixed Income Fund will also be permitted to invest up to 10% of its net assets (measured at the time of purchase) in non-investment grade (“high yield/high risk”) securities.
     The “ADDITIONAL INFORMATION ON FUND INVESTMENTS AND RISKS — Lower Rated Debt Securities” section beginning on page 12 of the SAI currently is applicable to only the New Asia Growth Fund. Effective January 31, 2008, the section will also be applicable to the High Grade Core Fixed Income Fund.
High Grade Short Intermediate Fixed Income Fund
     The third paragraph in the “ADDITIONAL INFORMATION ON FUND INVESTMENTS AND RISKS — Debt Securities” section beginning on page 10 of the SAI currently indicates that only the New Asia Growth Fund may invest in corporate debt securities rated below investment grade. Effective January 31, 2008, the High Grade Short Intermediate Fixed Income Fund will also be permitted to invest up to 10% of its net assets (measured at the time of purchase) in non-investment grade (“high yield/high risk”) securities.
     The “ADDITIONAL INFORMATION ON FUND INVESTMENTS AND RISKS — Lower Rated Debt Securities” section beginning on page 12 of the SAI currently is applicable to only the New Asia Growth Fund. Effective January 31, 2008, the section will also be applicable to the High Grade Short Intermediate Fixed Income Fund.
U.S. Government Short Fixed Income Fund
     The second paragraph in the “ADDITIONAL INFORMATION ON FUND INVESTMENTS AND RISKS — Debt Securities” section beginning on page 10 of the SAI currently indicates that the U.S. Government Short Fixed Income Fund may invest only in short-term debt securities issued or guaranteed by the U.S. Government and its agencies. Effective January 31, 2008, the Fund will also be permitted to invest in such securities indirectly, through investments in other investment companies or trusts that invest all of their assets in such securities (subject to the limitations of the Investment Company Act of 1940 on investments by the Fund in other such entities).
     The “ADDITIONAL INFORMATION ON FUND INVESTMENTS AND RISKS — Other Investment Companies” section beginning on page 30 of the SAI currently is not applicable to the U.S. Government Short Fixed Income Fund. Effective January 31, 2008, the section will also be applicable to the U.S. Government Short Fixed Income Fund.
PCP-SAIABY 11/07